CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Foreign currency translation adjustment, income tax expense (recovery)	$ 1,094	$ (58)	$ (348)